INCOME TAXES - Provision (Benefit) Of Income Taxes Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	21.00%
State tax	3.15%	3.19%	7.13%
Foreign income and withholding taxes	1.61%	0.41%	0.08%
Stock-based compensation	6.17%	(0.60%)	(0.51%)
Change in fair value of warrants	0.71%	(11.36%)	0.53%
Other	(1.19%)	0.00%	(0.04%)
Non-deductible interest expense	(2.53%)	(1.51%)	(2.63%)
Valuation allowance	(28.92%)	(11.13%)	(25.56%)
Total	0.00%	0.00%	0.00%